STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
For the year ended December 31, 2022		Average
	Shares	Exercise Price
Outstanding at January 1, 2022	16,592,620	$0.30
Expired or cancelled	(2,359)	11.88
Granted and vested during the year*	9,100,000	0.10
Outstanding and exercisable at December 31, 2022	25,690,261	$0.23

*	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.

		Weighted
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	3,941,301	$0.78
Granted during the year, fully vested	12,652,761	0.15
Expired or cancelled	(1,442)	19.80
Outstanding at December 31, 2021	16,592,620	$0.30

SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2022:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise prices	Options	In Years	Price	Exercisable

$0.01 to 0.15	16,250,000	9.16	$0.12	6,057,500
0.16	5,502,761	8.5	0.16	5,502,761
0.22	1,750,000	3.3	0.22	1,750,000
0.38	900,000	2.6	0.38	900,000
0.73	762,500	2.3	0.73	762,500
1.37	150,000	0.5	1.37	150,000
1.43	300,000	2.4	1.43	300,000
15.00	75,000	2.4	15.00	75,000
	25,690,261	8.0	$0.30	15,497,761

SCHEDULE OF WARRANTS ACTIVITY

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2022 and 2021, respectively are summarized as follows:

	Shares	Weighted Exercise Price
Outstanding at January 1, 2022	53,314,424	$0.20
Issued during the year ended December 31, 2022	38,623,816	0.15-0.20
Exercised / cancelled during the year ended December 31, 2022	(10,865,385)	0.13-0.20
Outstanding at December 31, 2022	81,072,855	$0.18

		Weighted-
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	18,702,500	$0.20
Issued during the year ended December 31, 2021	34,611,924	0.13-0.20
Outstanding at December 31, 2021	53,314,424	$0.20

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

The following table summarizes information about warrants outstanding and exercisable at December 31, 2022:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable
$0.20	42,737,500	0.25	$0.20	42,737,500
0.13	961,539	3.90	0.13	961,539
0.15	33,000,066	1.25	0.15	33,000,066
0.20	4,373,750	4.24-4.48	0.20	4,373,750
	81,072,855	0.92	$0.18	81,072,855

Stock Options [Member]
SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF THE WARRANTS
Strike price	$0.10
Expected Term	1 year
Expected volatility	95.5%
Risk-free interest rates	3.12%
Dividend yields	0.00%